KRANESHARES TRUST

KraneShares Asia Robotics and Artificial Intelligence Index ETF

(the “Fund”)

Supplement dated May 1, 2025 to the currently effective Statutory Prospectus and

Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Statutory Prospectus (the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2024.

Effective immediately, the name of the KraneShares Asia Robotics and Artificial Intelligence Index ETF is changed to KraneShares Global Humanoid and Embodied Intelligence Index ETF, the primary listing is changed to NASDAQ Stock Market LLC and the ticker symbol is changed to KOID. Accordingly, all references to the KraneShares Asia Robotics and Artificial Intelligence Index ETF are replaced with KraneShares Global Humanoid and Embodied Intelligence Index ETF in the Prospectus and Statement of Additional Information. Accordingly, all references to KBOT are replaced with KOID in the Prospectus and Statement of Additional Information.

Effective immediately, the underlying index for the Fund will be changed to the MerQube Global Humanoid and Embodied Intelligence Index. In addition, in the Prospectus for the Fund, all references to the Solactive Asia Robotics & Artificial Intelligence Index are replaced with the MerQube Global Humanoid and Embodied Intelligence Index.

As a result of these changes, effective immediately, the following changes are made to the Prospectus and Statement of Additional Information of the Fund:

1.	In the Prospectus for the Fund, the first paragraph of the cover page is deleted in its entirety and replaced with the following:

Fund shares are not individually redeemable. Fund shares for all Funds except KraneShares Global Humanoid and Embodied Intelligence Index ETF are or will be listed on NYSE Arca, Inc. (“Exchange”). Fund shares of KraneShares Global Humanoid and Embodied Intelligence Index ETF are listed on NASDAQ Stock Market LLC (“Exchange”).

2.	In the Prospectus for the Fund, the disclosures under “Investment Objective” and “Principal Investment Strategies” are deleted in their entirety and replaced with the following:

Investment Objective

The KraneShares Global Humanoid and Embodied Intelligence Index ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of a specific equity securities index. The Fund’s current index is the MerQube Global Humanoid and Embodied Intelligence Index (the “Underlying Index”).

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of the Underlying Index and other instruments that have economic characteristics similar to those in the Underlying Index.

The Underlying Index is an equal weighted index designed to measure the performance of companies involved in the advancement of humanoid and embedded intelligence technology or acting as a supply chain solution for a humanoid and embodied intelligence company.

The Underlying Index draws constituents from the universe of companies classified within certain activity groups within The Refinitiv® Business Classification (“TRBC”) that MerQube, Inc. (“Index Provider”) has determined are related to humanoid and embodied intelligence. If an existing index constituent changes to an ineligible activity group, it is removed from the Underlying Index at the next rebalance.

To be included in the Underlying Index, at the time of each reconstitution, securities must, among other things: (1) meet certain minimum market capitalization requirements; and (2) meet certain minimum liquidity requirements as measured by the one and six month average daily value traded. Eligible securities of the Underlying Index are ranked as of each reconstitution based on a proprietary Humanoid and Embodied Intelligence Exposure Score (described below) and their market capitalization, and the top 50 securities are selected for inclusion in the Underlying Index. At each reconstitution, securities are equally weighted. The number of shares of each security is set in advance based on security prices as of five business days prior to reconstitution so the reconstitution weights will not be precisely equal due to market movements.

A proprietary Humanoid and Embodied Intelligence Exposure Score is provided to the Index Provider by the Adviser for each security within the eligible universe, which is calculated based on company documents, publications, news items and other sources. The Humanoid and Embodied Intelligence Exposure Score attempts to measure the extent to which a company is involved in the advancement of humanoid and embedded intelligence technology or acting as a supply chain solution for a humanoid and embodied intelligence company as listed in the categories below:

(1)	Humanoid Integration and Manufacturing: companies in this category focus on designing, assembling and commercializing complete humanoid robots.

(2)	Actuation Systems: companies in this category focus on the actuation systems that enable the precise movement and force control of humanoid robots. This category includes components critical for joint articulation, energy efficiency and compact design.

(3)	Mechanical Systems: companies in this category focus on the mechanical components that form the structural foundation of humanoid robots, ensuring durability, weight optimization and smooth motion transmission.

(4)	Sensing & Perception: companies in this category focus on the sensors and perception systems that allow humanoid robots to interpret their environment, enabling tasks like navigation, object manipulation and human interaction.

(5)	Semiconductors and Technology: companies in this category provide the computational backbone for humanoid and embodied intelligence, motor control and sensor processing.

(6)	Critical Material: companies in this category supply the critical materials used in high-performance motors and humanoid robot manufacturing.

The Fund may invest up to 20% of its assets in instruments that are not included in the Underlying Index, but that Krane believes will help the Fund track the Underlying Index. These investments may include equity securities and depositary receipts of issuers whose securities are not components of the Underlying Index, derivative instruments (including swaps, futures, forwards, structured notes and options), other investment companies (including exchange traded funds or “ETFs”) and cash or cash equivalents (including money market funds). The other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

Although the Fund expects to replicate (or hold all constituents of) the Underlying Index, the Fund reserves the right to use a representative sampling strategy to track the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to that of the Underlying Index.

The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of March 31, 2025, issuers in the Industrials, Information Technology and Consumer Discretionary sectors each represented a significant portion of the Underlying Index. The Underlying Index is rebalanced and reconstituted quarterly.

The Fund may engage in securities lending.

3.	In the “Principal Risks” section of the Prospectus for the Fund, “Artificial Intelligence and Robotics Risk,” “Asia-Pacific Risk,” “Geographic Focus Risk” and “Taiwan Risk” are deleted in their entirety. In the “Additional Information About the Funds - Investment Risks” section of the Prospectus for the Fund, “Artificial Intelligence and Robotics Risk” is deleted in its entirety. The following risk is added to the “Principal Risks” and “Additional Information About the Funds - Investment Risks” sections of the Prospectus for the Fund:

Humanoid and Embedded Intelligence Technology Risk. Humanoid and embedded intelligence technology companies typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as a humanoid and embedded intelligence technology company.

Certain humanoid and embedded intelligence technology companies may face special risks that their products or services may not prove to be commercially successful. Such companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. In addition, certain of such companies in which the Fund may invest may not currently be profitable and there can be no assurance that such companies will be profitable in the future.

4.	The following risks are added to the “Principal Risks - Concentration Risk” section of the Prospectus for the Fund, and the related risks in the “Additional Information About the Funds - Investment Risks” section of the Prospectus apply to the Fund:

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.

Industrials Sector Risk. The industrials sector may be affected by changes in the supply and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors. Government regulation will also affect the performance of investments in such industrials sector issuers, particularly aerospace and defense companies, which rely to a significant extent on government demand for their products and services. Transportation companies, another component of the industrials sector, are subject to sharp price movements resulting from changes in the economy, fuel prices, labor agreements and insurance costs.

5.	The “Additional Information About the Funds - Additional Information about the Underlying Indexes for Passively Managed ETFs - KraneShares Asia Robotics and Artificial Intelligence Index ETF (“KBOT”)” section of the Prospectus is deleted in its entirety and replaced with the following:

KraneShares Global Humanoid and Embodied Intelligence Index ETF (“KOID”)

The Underlying Index is provided by MerQube, Inc. (“Index Provider”). The Index Provider is not affiliated with the Fund or Krane. The Index Provider determines the constituents and the relative weightings of the constituent securities in the Underlying Index. The Underlying Index draws constituents from the universe of companies classified within the following activity groups within The Refinitiv® Business Classification (“TRBC”): Rare Earth Minerals; Specialty Mining & Metals (not elsewhere classified (“NEC”)); Lead Ore Mining; Copper Ore Mining; Nickel Ore Mining; Zinc Ore Mining; Nonferrous Metal Mining; Nonferrous Metal Processing; Specialty Mining & Metals Wholesale; Aerospace & Defense (NEC); Industrial Machinery & Equipment (NEC); Industrial Components; Industrial Machinery; Ball & Roller Bearings; Testing & Measuring Equipment; Pump & Pumping Equipment; Air & Gas Compressors; Welding & Soldering Equipment; Industrial Process Furnace & Ovens; Fluid Power Cylinder & Actuators; Automatic Vending Machines; Industrial Moulds; Machine Tools; Industrial Valve Manufacturing; Industrial Machinery & Equipment Wholesale; Commercial Equipment; Electrical Components & Equipment (NEC); Batteries & Uninterruptible Power Supplies; Wires & Cables; Electrical Components; Lighting Equipment; Heating, Ventilation & Air Conditioning Systems; Electrical Insulators; Switchgear; Portable Motors & Generators; Electrical Measuring & Testing Instruments; Electric Equipment Wholesale; Auto, Truck & Motorcycle Parts (NEC); Automotive Body Parts; Engine & Powertrain Systems; Automotive Batteries; Automotive Systems; Automotive Accessories; Motorcycle Parts & Accessories; Auto & Truck Parts Wholesale; Semiconductors (NEC); Electronic Equipment & Parts (NEC); Biometric Products; Advanced Electronic Equipment; Display Screens; Electronic Components; 3D Printers; Auto & Truck Manufacturers (NEC); Motorcycles & Scooters; Automobiles & Multi Utility Vehicles; Light Trucks; Electric (Alternative) Vehicles; Luxury Vehicles; Auto & Truck Wholesale; and Integrated Hardware & Software. The Underlying Index was created for the Fund’s exclusive use. Additional information about the Underlying Index is available on the Index Provider’s website, www.merqube.com.

6.	The reference to the KraneShares Asia Robotics and Artificial Intelligence Index ETF is deleted from the “Index Provider Information and Disclaimers” section of the Prospectus, and the following is added to the “Index Provider Information and Disclaimers” section of the Prospectus:

KraneShares Global Humanoid and Embodied Intelligence Index ETF

Neither MerQube, Inc. nor any of its affiliates (collectively, “MerQube”) is the issuer or producer of KraneShares Global Humanoid and Embodied Intelligence Index ETF and MerQube has no duties, responsibilities, or obligations to investors in KraneShares Global Humanoid and Embodied Intelligence Index ETF. The index underlying the KraneShares Global Humanoid and Embodied Intelligence Index ETF is a product of MerQube and has been licensed for use by Krane Funds Advisors, LLC. Such index is calculated using, among other things, market data or other information (“Input Data”) from one or more sources (each such source, a “Data Provider”). MerQube® is a registered trademark of MerQube, Inc. This trademark has been licensed for certain purposes by Krane Funds Advisors, LLC in its capacity as the issuer of the KraneShares Global Humanoid and Embodied Intelligence Index ETF. KraneShares Global Humanoid and Embodied Intelligence Index ETF is not sponsored, endorsed, sold or promoted by MerQube, any Data Provider, or any other third party, and none of such parties make any representation regarding the advisability of investing in securities generally or in KraneShares Global Humanoid and Embodied Intelligence Index ETF particularly, nor do they have any liability for any errors, omissions, or interruptions of the Input Data, the MerQube Global Humanoid and Embodied Intelligence Index, or any associated data. Neither MerQube nor the Data Providers make any representation or warranty, express or implied, to the owners of the shares/units of KraneShares Global Humanoid and Embodied Intelligence Index ETF or to any member of the public, of any kind, including regarding the ability of the MerQube Global Humanoid and Embodied Intelligence Index to track market performance or any asset class. The MerQube Global Humanoid and Embodied Intelligence Index is determined, composed and calculated by MerQube without regard to Krane Funds Advisors, LLC or the KraneShares Global Humanoid and Embodied Intelligence Index ETF. MerQube and Data Providers have no obligation to take the needs of Krane Funds Advisors, LLC or the owners of KraneShares Global Humanoid and Embodied Intelligence Index ETF into consideration in determining, composing or calculating the MerQube Global Humanoid and Embodied Intelligence Index. Neither MerQube nor any Data Provider is responsible for and have not participated in the determination of the prices or amount of KraneShares Global Humanoid and Embodied Intelligence Index ETF or the timing of the issuance or sale of KraneShares Global Humanoid and Embodied Intelligence Index ETF or in the determination or calculation of the equation by which KraneShares Global Humanoid and Embodied Intelligence Index ETF is to be converted into cash, surrendered or redeemed, as the case may be. MerQube and Data Providers have no obligation or liability in connection with the administration, marketing or trading of KraneShares Global Humanoid and Embodied Intelligence Index ETF. There is no assurance that investment products based on the MerQube Global Humanoid and Embodied Intelligence Index will accurately track index performance or provide positive investment returns. MerQube is not an investment advisor. Inclusion of a security within an index is not a recommendation by MerQube to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER MERQUBE NOR ANY OTHER DATA PROVIDER GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE MERQUBE GLOBAL HUMANOID AND EMBODIED INTELLIGENCE INDEX OR ANY DATA RELATED THERETO (INCLUDING DATA INPUTS) OR ANY COMMUNICATION WITH RESPECT THERETO. NEITHER MERQUBE NOR ANY OTHER DATA PROVIDERS SHALL BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. MERQUBE AND ITS DATA PROVIDERS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND THEY EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY KRANE FUNDS ADVISORS, LLC, OWNERS OF THE KRANESHARES GLOBAL HUMANOID AND EMBODIED INTELLIGENCE INDEX ETF, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE MERQUBE GLOBAL HUMANOID AND EMBODIED INTELLIGENCE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL MERQUBE OR DATA PROVIDERS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THE FOREGOING REFERENCES TO “MERQUBE” AND/OR “DATA PROVIDER” SHALL BE CONSTRUED TO INCLUDE ANY AND ALL SERVICE PROVIDERS, CONTRACTORS, EMPLOYEES, AGENTS, AND AUTHORIZED REPRESENTATIVES OF THE REFERENCED PARTY.

7.	In the Statement of Additional Information for the Fund, the first paragraph of the cover page is deleted in its entirety and replaced with the following:

Shares of each Fund are or will be traded on the NYSE Arca, Inc. (for all Funds except KraneShares Global Humanoid and Embodied Intelligence Index ETF) or NASDAQ Stock Market LLC (for KraneShares Global Humanoid and Embodied Intelligence Index ETF).

8.	In the Statement of Additional Information for the Fund, the first sentence of the second paragraph of the “Creation and Redemption of Creation Units - General” section is deleted in its entirety and replaced with the following:

Currently, the number of shares that constitutes a Creation Unit is 50,000 shares (except for the KraneShares MSCI Emerging Markets ex China Index ETF, KraneShares KWEB Covered Call Strategy ETF, KraneShares Dynamic Emerging Markets Strategy ETF, KraneShares Global Luxury Index ETF and KraneShares Global Humanoid and Embodied Intelligence Index ETF, whose Creation Units consist of 100,000, 25,000, 25,000, 25,000 and 25,000 shares, respectively).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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